SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE CAPITAL LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments 2021	$ 13,072	$ 22,500
Future Interest Payments 2021	810	1,524
Total Payments 2021	13,882	24,024
Future Minimum Lease Payments 2022	12,154	3,236
Future Interest Payments 2022	915	453
Total Payments 2022	13,069	3,689
Future Minimum Lease Payments 2023	15,383	1,810
Future Interest Payments 2023	255	174
Total Payments 2023	15,638	1,984
Future Minimum Lease Payments 2024	440	438
Future Interest Payments 2024	21	21
Total Payments 2024	461	459
Future Minimum Lease Payments 2025
Future Interest Payments 2025
Total Payments 2025
Future Minimum Lease Payments Thereafter
Future Interest Payments Thereafter
Total Payments Thereafter
Future Minimum Lease Payments Total	41,049	27,984
Future Interest Payments Total	2,001	2,172
Total	$ 43,050	$ 30,156